Related Party Balances and Transactions - Short-term borrowings (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Convertible notes issued to related parties	¥ 1,535,840
Huang River Investment Limited
Related Party Transaction [Line Items]
Convertible notes issued to related parties	920,914
Serene View Investment Limited
Related Party Transaction [Line Items]
Convertible notes issued to related parties	¥ 614,926